Net Loss Per Share	6 Months Ended
Jun. 30, 2026
Net Loss Per Share [Abstract]
Net Loss Per Share

15. Net Loss Per Share

As the Group incurred losses for the six months ended June 30, 2025 and 2026, the potential and restricted shares granted were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company.

Effective on January 26, 2024, the Company changed the ratio of the ADSs to Class A ordinary shares from the then ADS ratio of one ADS to sixteen (16) Class A ordinary shares to a new ADS ratio of one ADS representing two hundred and forty (240) Class A ordinary shares.

Effective on August 19, 2025, the Company changed the ratio of the ADSs to Class A ordinary shares from the then ADS ratio of one ADS to two hundred and forty (240) Class A ordinary shares to a new ADS ratio of one ADS representing four thousand and eight hundred (4,800) Class A ordinary shares.

The following table sets forth the computation of basic and diluted net loss per share for the six months ended June 30, 2025 and 2026:

	For the six months ended June 30,
	2025	2026
Numerator:
Net (loss)/income from continuing operations attributable to Token Cat Limited’s shareholders	28,169	(190,886)
Net loss from discontinued operations attributable to Token Cat Limited’s shareholders	(28,844)	-
Net (loss)/income attributable to Token Cat Limited’s shareholders	(675)	(190,886)
Denominator:
Weighted average number of ordinary shares outstanding, basic and diluted	564,269,444	78,822,263,087
Basic and diluted net (loss)/income per share from continuing operations attributable to Token Cat Limited’s shareholders	0.05	(0.002)
Basic and diluted net loss per share from discontinued operations attributable to Token Cat Limited’s shareholders	(0.05)	-
Basic and diluted net (loss)/income per share attributable to Token Cat Limited’s shareholders	-	(0.002)